Financial Instruments and Derivatives (Details) (HKD) In Thousands, unless otherwise specified	8 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Derivative liabilities	418	811	1,540
Interest Rate Swap [Member]
Consolidated Balance Sheet Presentation	Other payables and accruals
Derivative liabilities	418	811	1,540